Shareholders equity (Details 1) - $ / shares	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Number of warrants exercisable	747,040
Weighted average exercise price	$ 2.40	$ 2.40	$ 2.40
Warrants - Series A [Member]
Number of warrants exercisable	747,040
Weighted average remaining contractual life (in years) price, Outstanding, Ending balance	3 years 4 months 24 days
Weighted average exercise price	$ 2.40